Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,714	$ 1,886	$ 2,326	$ 1,574
Provision for credit losses
Originations	150	169	519	481
Maturities	(205)	(205)	(579)	(550)
Changes in risk, parameters and exposures	301	385	1,040	848
Write-offs	(211)	(126)	(521)	(212)
Recoveries	9	9	37	24
Exchange rate and other	(50)	(67)	(114)	(114)
Balance at end of period	2,708	2,051	2,708	2,051
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	757	668	774	597
Provision for credit losses
Transfers to Stage 1	101	45	203	145
Transfers to Stage 2	(26)	(28)	(121)	(63)
Transfers to Stage 3	(1)	(3)	(5)	(7)
Originations	150	169	519	481
Maturities	(96)	(129)	(288)	(345)
Changes in risk, parameters and exposures	(108)	(34)	(299)	(120)
Exchange rate and other	1	(10)	(5)	(10)
Balance at end of period	778	678	778	678
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	924	632	785	585
Provision for credit losses
Transfers to Stage 1	(101)	(44)	(202)	(144)
Transfers to Stage 2	29	29	128	65
Transfers to Stage 3	(7)	(17)	(54)	(44)
Maturities	(109)	(76)	(291)	(205)
Changes in risk, parameters and exposures	198	208	572	477
Exchange rate and other	1	(10)	(3)	(12)
Balance at end of period	935	722	935	722
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,033	586	767	392
Provision for credit losses
Transfers to Stage 1		(1)	(1)	(1)
Transfers to Stage 2	(3)	(1)	(7)	(2)
Transfers to Stage 3	8	20	59	51
Changes in risk, parameters and exposures	211	211	767	491
Write-offs	(211)	(126)	(521)	(212)
Recoveries	9	9	37	24
Exchange rate and other	(52)	(47)	(106)	(92)
Balance at end of period	$ 995	$ 651	$ 995	$ 651